Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Sep. 12, 2023
Summary of Significant Accounting Policies
Research and development expense	$ 15,466,000	$ 14,031,000	$ 10,521,000
Unrecognized tax benefits that would impact effective tax rate	50
Unrecognized tax benefits income tax penalties and interest expense	0	0	0
Unrecognized tax benefits	0	0	$ 0
Inventory obsolescence provision	700,000	500,000
Impairment long-lived asset held-for-use	0	0
Inventory	140,291,000	54,349,000
Inventory	700,000	500,000
Finance lease liability	$ 0	$ 0
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Finance lease liability	Finance lease liability
Common stock, shares issued	160,036,639	153,094,269	107,806,361	8,254,527
Common stock, shares outstanding	142,007,286	148,893,898
COVID 19
Summary of Significant Accounting Policies
Inventory	$ 140,300,000	$ 54,300,000
Class C shares
Summary of Significant Accounting Policies
Number of shares to be converted			5,468,249